Long-Term Incentive Plan (Vested Unit Awards) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 2008 Awards [Member]		Dec. 31, 2011 2009 Awards [Member]		Dec. 31, 2012 2010 Awards [Member]
Long Term Incentive Plan [Line Items]
Vested Limited Partner Units	440,070	767,792		1,100,276		751,237
Vesting Date		12/31/2010		12/31/2011		12/31/2012
Fair Value of Unit Awards on Vesting Date (in millions)		$ 13.0	[1]	$ 16.5	[1]	$ 17.1	[1]
Intrinsic Value of Unit Awards on Vesting Date (in millions)		$ 21.7		$ 37.9		$ 32.5

[1]	Represents the amount of the equity-based liabilities settled in January of the year following the vesting date.